Long-Term Debt (Interest Expense and Other Financing Costs) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	$ 25,671	$ 22,324
Amortization of Financing Costs	1,911	1,786
Interest Expense, Other		1,075
Interest Income, Other	(176)
Capitalized interest	725	228
Interest Expense	26,681	24,957
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	12,052	12,007
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	6,914	6,591
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	$ 6,705	$ 3,726